Leases (Tables)	12 Months Ended
Dec. 31, 2019
Presentation of leases for lessee [abstract]
Right-of-use assets and Lease liabilities
Right-of-use assets

Office Spaces
As at January 1, 2019	808,025
Depreciation expense	(362,592)
Foreign exchange impact	(14,720)
As at December 31, 2019	430,713

Lease liabilities

Office Spaces
As at January 1, 2019	882,437
Payment of lease liabilities	(447,497)
Interest expense on lease liabilities	94,817
Foreign exchange impact	(23,482)
As at December 31, 2019	506,275

Total undiscounted lease liability
Our total undiscounted lease liability as at December 31, 2019 is as follows:

Maturity analysis - contractual undiscounted cash flows
December 31, 2019
Less than one year	391,022
One to five years	174,157
More than five years	—
Total undiscounted lease liability as at December 31, 2019	565,179